Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Sale of products	$ 423,968	$ 409,532	$ 251,831
Services rendered	141,345	119,823	107,499
TOTAL REVENUES	565,313	529,355	359,330
COST OF REVENUES:
Cost of products sold	234,012	224,640	146,453
Cost of services rendered	95,430	88,261	73,749
Write-down of inventories	6,743
TOTAL COST OF REVENUES	336,185	312,901	220,202
GROSS PROFIT	229,128	216,454	139,128
RESEARCH AND DEVELOPMENT COSTS:
Expenses incurred	86,165	81,191	66,318
Less-government participations	1,985	2,864	2,212
NET RESEARCH AND DEVELOPMENT COSTS	84,180	78,327	64,106
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	72,583	66,264	63,598
AMORTIZATION OF INTANGIBLE ASSETS	12,304	14,176	19,848
ADJUSTMENT OF GOODWILL IMPAIRMENT			(3,300)
OPERATING INCOME (LOSS)	60,061	57,687	(5,124)
FINANCIAL EXPENSES-net	6,551	7,284	11,090
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE TAXES ON INCOME	53,510	50,403	(16,214)
INCOME TAX EXPENSE (BENEFIT)	7,677	7,397	(372)
SHARE IN LOSSES OF ASSOCIATED COMPANY	179
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	45,654	43,006	(15,842)
LOSS (GAIN) FROM DISCONTINUED OPERATIONS, NET OF TAX	(1,363)	8,717	3,914
NET INCOME (LOSS)	47,017	34,289	(19,756)
NET INCOME (LOSS) ATTRIBUTABLE TO THE NON-CONTROLLING INTEREST	(322)	144	168
NET INCOME (LOSS) ATTRIBUTABLE TO ORBOTECH LTD.	47,339	34,145	(19,924)
AMOUNTS ATTRIBUTABLE TO ORBOTECH LTD.:
INCOME (LOSS) FROM CONTINUING OPERATIONS	45,976	42,862	(16,010)
INCOME (LOSS) FROM DISCONTINUED OPERATIONS, NET OF TAX	1,363	(8,717)	(3,914)
NET INCOME (LOSS) ATTRIBUTABLE TO ORBOTECH LTD.	$ 47,339	$ 34,145	$ (19,924)
INCOME (LOSS) FROM CONTINUING OPERATIONS:
Basic	$ 1.15	$ 1.23	$ (0.46)
Diluted	$ 1.13	$ 1.20	$ (0.46)
NET INCOME (LOSS) ATTRIBUTABLE TO ORBOTECH LTD:
Basic	$ 1.19	$ 0.98	$ (0.58)
Diluted	$ 1.16	$ 0.95	$ (0.58)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF EARNING (LOSS) PER SHARE-IN THOUSANDS:
Basic	39,909	34,911	34,501
Diluted	40,816	35,778	34,501